Assets and Liabilities of Businesses Held For Sale and Discontinued Operations (WMC) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial Information for Discontinued Operations [Line Items]
Lawsuit Relating To Representations And Warranties Amount Of Mortgages	$ 12,919
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	896	(329)	(322)
WMC Discontinued Operations [Member]
Financial Information for Discontinued Operations [Line Items]
Adjustment For Pending Claims For Unmet Representations And Warranties	9
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	(199)	(232)	(337)
Number Of Securitizations Related To Lawsuits Involving repurchase Claims On Loans In Which Adverse Parties Are Securitization Trustees	14
Number Of Lawsuits Involving Repurchase Claims On Loans	15
WMC Discontinued Operations [Member] | Minimum [Member]
Financial Information for Discontinued Operations [Line Items]
Increase To Reserve For Claims For Unmet Representations	0
WMC Discontinued Operations [Member] | Maximum [Member]
Financial Information for Discontinued Operations [Line Items]
Increase To Reserve For Claims For Unmet Representations	$ 500